INVESTMENTS - Shares in guarantee (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Associates
Value of investment	R$ 6,474,107
Restricted Investment	715,198	R$ 1,552,005
ISA Energia
Associates
Value of investment	R$ 3,994,021
Restricted percentage (%)	14.40%
Restricted Investment	R$ 575,162	1,023,239
Centrais Elétricas de Santa Catarina S.A - CELESC
Associates
Value of investment	R$ 520,408
Restricted percentage (%)	3.84%
Restricted Investment	R$ 19,991	45,931
Energisa Holding
Associates
Value of investment	R$ 244,410
Restricted percentage (%)	28.35%
Restricted Investment	R$ 69,309	147,073
Companhia Energética do Ceará - COELCE
Associates
Value of investment	R$ 157,394
Restricted percentage (%)	4.69%
Restricted Investment	R$ 7,386	7,297
Auren Energia S.A.
Associates
Value of investment	R$ 5,186
Restricted percentage (%)	100.00%
Restricted Investment	R$ 5,186	958
Companhia Energética de Brasília - CEB
Associates
Value of investment	R$ 41,063
Restricted percentage (%)	59.68%
Restricted Investment	R$ 24,507	14,710
Companhia Estadual de Distribuição de Energia Elétrica – CEEED
Associates
Value of investment	R$ 28,326
Restricted percentage (%)	32.18%
Restricted Investment	R$ 9,116	14,251
Alagar Telecon
Associates
Value of investment	R$ 1,756
Restricted percentage (%)	100.00%
Restricted Investment	R$ 1,756	0
Investico
Associates
Value of investment	R$ 1,650
Restricted percentage (%)	100.00%
Restricted Investment	R$ 1,650	0
Others
Associates
Value of investment	1,479,893
Restricted Investment	R$ 1,135	R$ 298,546
Others | Minimum
Associates
Restricted percentage (%)	0.07%
Others | Maximum
Associates
Restricted percentage (%)	0.20%